Earnings/(Loss) per Share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings/(Loss) per Share	Earnings/(Loss) per Share
The basic and diluted loss per share has been calculated by dividing the income/(loss) for the period attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the years ended December 31, 2021, 2020 and 2019, respectively. During the year ended December 31, 2021 the Company incurred a net loss and therefore all outstanding potential securities were considered anti-dilutive. The amount of potential securities that were excluded from the calculation amounted to 6,553,905 shares.
Earnings/(Loss) Attributable to Owners of the Company:

	2021		2020		2019
	Basic $000s	Diluted $000s	Basic $000s	Diluted $000s	Basic $000s	Diluted $000s
Income/(loss) for the year, attributable to the owners of the Company	(60,558)	(60,558)	5,985	5,985	421,144	421,144
Income/(loss) attributable to ordinary shareholders	(60,558)	(60,558)	5,985	5,985	421,144	421,144
Weighted-Average Number of Ordinary Shares:

	2021		2020		2019
	Basic	Diluted	Basic	Diluted	Basic	Diluted
Issued ordinary shares at January 1,	285,885,025	285,885,025	285,370,619	285,370,619	282,493,867	282,493,867
Effect of shares issued	705,958	705,958	233,048	233,048	932,600	932,600
Effect of dilutive shares (please refer to Note 8)	—	—	—	7,252,246	—	8,355,866
Weighted average number of ordinary shareholders at December 31,	286,590,983	286,590,983	285,603,667	292,855,913	283,426,467	291,782,333
Earnings/(Loss) per Share:

	2021		2020		2019
	Basic $	Diluted $	Basic $	Diluted $	Basic $	Diluted $
Basic and diluted earnings/(loss) per share	(0.21)	(0.21)	0.02	0.02	1.49	1.44